BALANCE SHEETS (USD $)	Jan. 31, 2012	Jan. 31, 2011
ASSETS
CASH AND CASH EQUIVALENTS	$ 10,253,474	$ 8,693,691
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)		668,889
ACCRUED INCOME RECEIVABLE	387,980	232,786
PREPAID EXPENSE	53,767	50,207
CURRENT ASSETS	10,695,221	9,645,573
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	473,816
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
TOTAL FIXED PROPERTY, including intangibles, at nominal values	3	3
TOTAL ASSETS	11,169,040	9,645,576
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	9,971,208	8,528,006
ACCRUED EXPENSES	166,321	129,765
TOTAL LIABILITIES	10,137,529	8,657,771
UNALLOCATED RESERVE	1,031,508	987,802
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE, AND TRUST CORPUS	$ 11,169,040	$ 9,645,576